Provisions for employee benefits (Details 4) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	€ 16	€ 105
Equity securities	48	49
Debt securities	329	270
Real estate	10	11
Derivatives	9	1
Investment funds	60	65
Assets Held By Insurance Company	16	17
Other	100	101
Total	588	619
Level 1 Of Fair Value Hierarchy [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	16	105
Equity securities	48	49
Debt securities	329	270
Real estate	10	11
Derivatives	9	1
Investment funds	60	65
Assets Held By Insurance Company	13	14
Other	100	101
Total	585	616
Level 2 and 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets Held By Insurance Company	3	3
Total	€ 3	€ 3